Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42378
Entity Registrant Name	Li Bang International Corporation Inc.
Entity Central Index Key	0001896425
Entity Address, Address Line One	No. 190 Xizhang Road
Entity Address, Address Line Two	Gushan Town
Entity Address, City or Town	Jiangyin City
Entity Address, Country	CN